UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          September 30, 2003
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             11/14/03
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         112
                                             -------------------------

Form 13F Information Table Value Total:      $  277,139
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0        12000   SH          SOLE                    12000
Wachovia Corp. 2nd New Pref         PRF     929903201       0        15920   SH          SOLE                    15920
Metris Cos Inc. Com                 COM     591598107      43        10400   SH          SOLE                    10400
Warrantech Corp. Par $0.007         COM     934648304      44        36800   SH          SOLE                    36800
Xeta Technology                     COM     983909102      57        12100   SH          SOLE                    12100
Meadowbrook Ins. Group              COM     58319P108      69        16700   SH          SOLE                    16700
Altria                              COM     718154107     203         4628   SH          SOLE                     4628
Royal Bank of Canada                COM     780087102     209         4755   SH          SOLE                     4755
EI Dupont                           COM     263534109     211         5270   SH          SOLE                     5270
General Electric Co.                COM     369604103     223         7469   SH          SOLE                     7469
Citigroup, Inc.                     COM     172967101     223         4911   SH          SOLE                     4911
Salton, Inc.                        COM     795757103     272        27300   SH          SOLE                    27300
Bank of America                     COM     060505104     307         3933   SH          SOLE                     3933
Amgen, Inc.                         COM     031162100     316         4900   SH          SOLE                     4900
Oakley Inc.                         COM     673662102     382        38200   SH          SOLE                    38200
Nat'l Commerce Financial Co         COM     63545P104     418        15791   SH          SOLE                    15791
Exxon Mobile Corp.                  COM     30231g102     522        14256   SH          SOLE                    14256
CVS Corp.                           COM     126650100     659        21230   SH          SOLE                    21230
BB&T Corp.                          COM     054937107     684        19038   SH          SOLE                    19038
Owens & Minor                       COM     690732102     846        35100   SH          SOLE                    35100
Curtiss Wright                      COM     231561101     959        13580   SH          SOLE                    13580
Barnes & Noble                      COM     067774109    1053        41445   SH          SOLE                    41445
HCC Ins Hldgs Inc. Com              COM     404132102    1188        40845   SH          SOLE                    40845
GenCorp, Inc.                       COM     368682100    1235       137950   SH          SOLE                   137950
John H. Harland Co.                 COM     412693103    1362        51440   SH          SOLE                    51440
Cabot Corp.                         COM     127055101    1363        47820   SH          SOLE                    47820
Franklin Electric Co.               COM     353514102    1377        24730   SH          SOLE                    24730
Clark/Bardes Inc.                   COM     181457102    1388       104025   SH          SOLE                   104025
ABM Industries, Inc.                COM     000957100    1434       101310   SH          SOLE                   101310
Allete, Inc.                        COM     018522102    1436        52450   SH          SOLE                    52450
Apogee Enterprises                  COM     037598109    1465       141675   SH          SOLE                   141675
Crane Co.                           COM     224399105    1489        63605   SH          SOLE                    63605
Beazer Homes USA, Inc.              COM     07556Q105    1539        18235   SH          SOLE                    18235
Webster Financial Corp.             COM     947890109    1540        38620   SH          SOLE                    38620
Superior Industries Intl            COM     868168105    1549        38205   SH          SOLE                    38205
Laboratory Amer. Hldgs.             COM     50540R409    1552        54085   SH          SOLE                    54085
Haemonetics Corp Com                COM     405024100    1578        66840   SH          SOLE                    66840
Plantronics, Inc.                   COM     727493108    1601        67060   SH          SOLE                    67060
Moog, Inc.                          COM     615394202    1619        41305   SH          SOLE                    41305
TBC Corp.                           COM     872180104    1663        66369   SH          SOLE                    66369
Universal Corp.                     COM     913456109    1725        40935   SH          SOLE                    40935
Cooper Cos                          COM     216648402    1749        42925   SH          SOLE                    42925
Lafarge Corp.                       COM     505862102    1752        50335   SH          SOLE                    50335
Right Mgmnt. Consultants            COM     766573109    1799        99490   SH          SOLE                    99490
Fleetboston Financial Corp.         COM     339030108    1849        61325   SH          SOLE                    61325
Regis Corp.                         COM     758932107    1868        58185   SH          SOLE                    58185
Arvinmeritor, Inc.                  COM     043353101    1959       109990   SH          SOLE                   109990
Nicor, Inc.                         COM     654086107    2093        59565   SH          SOLE                    59565
Donaldson, Inc. Com                 COM     257651109    2094        38855   SH          SOLE                    38855
Blyth, Inc.                         COM     09643P108    2114        78360   SH          SOLE                    78360
American Axle & Manufacturing       COM     024061103    2180        73695   SH          SOLE                    73695
Haverty Furniture Co., Inc.         COM     419596101    2288       125146   SH          SOLE                   125146
AMN Healthcare Services             COM     001744101    2309       142160   SH          SOLE                   142160
Manitowoc, Inc.                     COM     563571108    2369       109207   SH          SOLE                   109207
Kellwood Co.                        COM     488044108    2407        71970   SH          SOLE                    71970
FirstMerit Corp. Com                COM     337915102    2420        97827   SH          SOLE                    97827
Sungard Data Systems Inc.           COM     867363103    2424        92150   SH          SOLE                    92150
CTS Corp.                           COM     126501105    2471       200695   SH          SOLE                   200695
Quaker Chemical Corp.               COM     747316107    2533       108885   SH          SOLE                   108885
Smithfield Foods, Inc.              COM     832248108    2556       133105   SH          SOLE                   133105
May Department Stores Co.           COM     577778103    2610       105970   SH          SOLE                   105970
HJ Heinz Co.                        COM     423074103    2622        76500   SH          SOLE                    76500
Reinsurance Group Amer Inc          COM     759351109    2625        64420   SH          SOLE                    64420
Orthodontic Ctrs. of America        COM     68750P103    2704       343192   SH          SOLE                   343192
Wyeth                               COM     983024100    2737        59363   SH          SOLE                    59363
Vintage Petroleum, Inc.             COM     927460105    2776       255130   SH          SOLE                   255130
Bank of New York                    COM     064057102    2784        95639   SH          SOLE                    95639
Centex Construction Products        COM     15231R109    2796        62585   SH          SOLE                    62585
Standex International Corp.         COM     854231107    2805       115444   SH          SOLE                   115444
Abercrombie & Fitch Co.             COM     002896207    2839       102450   SH          SOLE                   102450
Apria Healthcare Group Com          COM     037933108    2896       105768   SH          SOLE                   105768
Toll Brothers, Inc.                 COM     889478103    2928        96261   SH          SOLE                    96261
Safeway, Inc.                       COM     786514208    2983       130035   SH          SOLE                   130035
St. Paul Co., Inc.                  COM     792860108    3116        84155   SH          SOLE                    84155
Norsk Hydro                         COM     656531605    3260        63474   SH          SOLE                    63474
Washington Federal, Inc.            COM     938824109    3261       129413   SH          SOLE                   129413
Constellation Brands, Inc.          COM     21036P108    3270       107257   SH          SOLE                   107257
Bear Stearns                        COM     073902108    3313        44294   SH          SOLE                    44294
McKesson, Inc.                      COM     58155Q103    3454       103745   SH          SOLE                   103745
Telefonos de Mexico SA              COM     879403780    3477       113809   SH          SOLE                   113809
Jones Apparel Group, Inc.           COM     480074103    3580       119628   SH          SOLE                   119628
Polaris Industries, Inc.            COM     731068102    3640        49090   SH          SOLE                    49090
Boeing Co Com                       COM     097023105    3645       106178   SH          SOLE                   106178
Charter One Financial Inc.          COM     160903100    3812       124574   SH          SOLE                   124574
Pfizer, Inc.                        COM     717081103    3916       128912   SH          SOLE                   128912
Goodrich Corp.                      COM     382388106    3947       162810   SH          SOLE                   162810
Comerica, Inc.                      COM     200340107    3948        84716   SH          SOLE                    84716
Washington Mutual, Inc.             COM     939322103    3979       101060   SH          SOLE                   101060
Cigna Corp.                         COM     125509109    4026        90168   SH          SOLE                    90168
Alcoa, Inc.                         COM     013817101    4067       155453   SH          SOLE                   155453
Electronic Data Systems             COM     285661104    4149       205375   SH          SOLE                   205375
US Bancorp                          COM     902973304    4157       173289   SH          SOLE                   173289
VF Corp.                            COM     918204108    4186       107569   SH          SOLE                   107569
Convergys Corp                      COM     212485106    4239       231110   SH          SOLE                   231110
DTE Energy Co.                      COM     233331107    4241       114955   SH          SOLE                   114955
Tyco International, Ltd.            COM     902124106    4263       208668   SH          SOLE                   208668
Briggs & Stratton Corp.             COM     109043109    4331        73700   SH          SOLE                    73700
Countrywide Financial Corp.         COM     222372104    4352        55589   SH          SOLE                    55589
Sara Lee Corp.                      COM     803111103    4430       241295   SH          SOLE                   241295
PPG Industries                      COM     693506107    4445        85128   SH          SOLE                    85128
Ashland, Inc.                       COM     044204105    4504       137110   SH          SOLE                   137110
Allied Capital, Inc.                COM     01903Q108    4519       183789   SH          SOLE                   183789
United Technologies                 COM     913017109    4544        58793   SH          SOLE                    58793
MBNA Corp.                          COM     55262L100    4564       200188   SH          SOLE                   200188
Donnelley & Sons Co                 COM     257867101    4601       185005   SH          SOLE                   185005
Everest Re Group LTD Com            COM     G3223R108    4788        63700   SH          SOLE                    63700
Oxford Health Plans Com             COM     691471106    4797       116125   SH          SOLE                   116125
Diebold, Inc.                       COM     253651103    4924        97221   SH          SOLE                    97221
Johnson Controls, Inc.              COM     478366107    4961        52440   SH          SOLE                    52440
FirstEnergy Corp.                   COM     337932107    5023       157469   SH          SOLE                   157469
LSI Logic Corp.                     COM     502161102    5100       567290   SH          SOLE                   567290
Wachovia Corp. New                  COM     929903102    7172       174126   SH          SOLE                   174126

REPORT SUMMARY          112 DATA RECORDS            $277,139          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
